Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Aug. 22, 2014	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GLOBE SPECIALTY METALS INC
Entity Central Index Key	0001383571
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 890.9
Entity Common Stock, Shares Outstanding		75,311,017
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description	On August 29, 2014, Globe Specialty Metals, Inc. (the “Company”) filed with the Securities Exchange Commission (the “SEC”) its Annual Report on Form 10-K for the fiscal year ended June 30, 2014 (the “2014 Annual Report”). The 2014 Annual Report contained certain information related to the Company’s acquisition of Silicon Technology (Pty) Ltd. (“Siltech”). The Siltech acquisition was recorded as a business combination under Accounting Standards Codification 805, Business Combinations, with identifiable assets acquired and liabilities assumed provisionally recorded at their estimated fair values on the acquisition date. Note 3 to the Consolidated Financial Statements in the 2014 Annual Report included the preliminary allocation of the purchase price to the assets acquired and liabilities assumed for Siltech as of June 30, 2014. As noted in the 2014 Annual Report, the preliminary fair value estimates for the assets acquired and liabilities assumed were based upon preliminary calculations, valuations and assumptions that were subject to change as the Company obtained additional information during the measurement period. During the six months ended December 31, 2014, adjustments, which primarily related to the finalization of environmental remediation obligation assumed (the adjustment was recorded to Other long term liabilities), were made to the preliminary purchase accounting amounts recorded in the 2014 Annual Report. Consequently, the Company has revised its consolidated financial statements and financial data included within the 2014 Annual Report (collectively, the “Acquisition Revisions”).
Document Period End Date	Jun. 30, 2014